Tax and social security obligations - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax and Social Security Obligations [Abstract]
Corporate income tax liability	R$ 536,422	R$ 594,037
Corporate income tax prepaid	291,973	361,771
Withholding taxes payable	R$ 20,219	R$ 31,992